GuarantorNon-Guarantor Subsidiary Financial Informa Guarantor Statement of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ (95)	$ 106	$ 253
Cash flows from investing activities: [Abstract]
Capital expenditures	(107)	(112)	(91)
Purchases of intangible assets	2	2	4
Adjustments to Additional Paid in Capital, Other	0	0	0
Payments to Acquire Interest in Joint Venture	0	6	0
Proceeds from return of capital	0	0
Proceeds from Sale of Property, Plant, and Equipment	7	0	0
Net cash used in investing activities	(102)	(120)	(95)
Cash flows from financing activities: [Abstract]
Payments of Debt Issuance Costs	33	5	18
Intercompany dividends	0	0	0
Cash Dividends Paid to Parent Company	0	(1)	(1)
Increase in short-term borrowings	3	1	2
Proceeds from long-term debt	1,725	52	849
Payments of long-term debt	(1,533)	(88)	(890)
Proceeds from Contributions from Parent	0	0
Dividend paid within MPM Inc., net	0	0	1
Proceeds from Contributions from Affiliates	0	0	0
Payments of Debt Extinguishment Costs	51	0	54
Proceeds from Contributed Capital			0
Return of capital	0	0
Net Cash Provided by (Used in) Financing Activities	111	(41)	(112)
Decrease in cash and cash equivalents	(86)	(55)	46
Effect of exchange rate changes on cash	(3)	4	(3)
Cash and cash equivalents, beginning of period	199	250	207
Cash and cash equivalents, end of period	110	199	250
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(155)	(60)	(84)
Cash flows from investing activities: [Abstract]
Capital expenditures	0	0	0
Purchases of intangible assets	0	0	0
Adjustments to Additional Paid in Capital, Other	740	0	0
Payments to Acquire Interest in Joint Venture		0
Proceeds from return of capital	0	0
Proceeds from Sale of Property, Plant, and Equipment	0
Net cash used in investing activities	(740)	0	0
Cash flows from financing activities: [Abstract]
Payments of Debt Issuance Costs	30	5	18
Intercompany dividends	0	0	0
Cash Dividends Paid to Parent Company		(1)	(1)
Increase in short-term borrowings	0	1	0
Proceeds from long-term debt	1,350	0	848
Payments of long-term debt	(164)	(16)	(767)
Proceeds from Contributions from Parent	0	0
Proceeds from Contributions from Affiliates	(257)	93	48
Payments of Debt Extinguishment Costs	43		54
Proceeds from Contributed Capital			0
Return of capital	0	0
Net Cash Provided by (Used in) Financing Activities	856	72	56
Decrease in cash and cash equivalents	(39)	12	(28)
Effect of exchange rate changes on cash	0	0	0
Cash and cash equivalents, beginning of period	40	28	56
Cash and cash equivalents, end of period	1	40	28
Guarantor subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	122	187	242
Cash flows from investing activities: [Abstract]
Capital expenditures	(45)	(58)	(49)
Purchases of intangible assets	2	2	3
Adjustments to Additional Paid in Capital, Other	155	8	48
Payments to Acquire Interest in Joint Venture		0
Proceeds from return of capital	48	25
Proceeds from Sale of Property, Plant, and Equipment	0
Net cash used in investing activities	(154)	(43)	(100)
Cash flows from financing activities: [Abstract]
Payments of Debt Issuance Costs	0	0	0
Intercompany dividends	96	97	97
Cash Dividends Paid to Parent Company		0	0
Increase in short-term borrowings	0	0	0
Proceeds from long-term debt	237	0	0
Payments of long-term debt	(237)	0	(100)
Proceeds from Contributions from Parent	740	0
Proceeds from Contributions from Affiliates	(610)	(47)	48
Payments of Debt Extinguishment Costs	0		0
Proceeds from Contributed Capital			0
Return of capital	0	0
Net Cash Provided by (Used in) Financing Activities	34	(144)	(149)
Decrease in cash and cash equivalents	2	0	(7)
Effect of exchange rate changes on cash	0	0	0
Cash and cash equivalents, beginning of period	0	0	7
Cash and cash equivalents, end of period	2	0	0
Non-guarantor subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	34	79	215
Cash flows from investing activities: [Abstract]
Capital expenditures	(62)	(54)	(42)
Purchases of intangible assets	0	0	1
Adjustments to Additional Paid in Capital, Other	0	0	0
Payments to Acquire Interest in Joint Venture		6
Proceeds from return of capital	0	0
Proceeds from Sale of Property, Plant, and Equipment	7
Net cash used in investing activities	(55)	(60)	(43)
Cash flows from financing activities: [Abstract]
Payments of Debt Issuance Costs	3	0	0
Intercompany dividends	0	3	23
Cash Dividends Paid to Parent Company		0	0
Increase in short-term borrowings	3	0	2
Proceeds from long-term debt	138	52	1
Payments of long-term debt	(1,132)	(72)	(23)
Proceeds from Contributions from Parent	155	8
Proceeds from Contributions from Affiliates	867	(46)	(96)
Payments of Debt Extinguishment Costs	8		0
Proceeds from Contributed Capital			48
Return of capital	(48)	(25)
Net Cash Provided by (Used in) Financing Activities	(28)	(86)	(91)
Decrease in cash and cash equivalents	(49)	(67)	81
Effect of exchange rate changes on cash	(3)	4	(3)
Cash and cash equivalents, beginning of period	159	222	144
Cash and cash equivalents, end of period	107	159	222
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(96)	(100)	(120)
Cash flows from investing activities: [Abstract]
Capital expenditures	0	0	0
Purchases of intangible assets	0	0	0
Adjustments to Additional Paid in Capital, Other	(895)	(8)	(48)
Payments to Acquire Interest in Joint Venture		0
Proceeds from return of capital	(48)	(25)
Proceeds from Sale of Property, Plant, and Equipment	0
Net cash used in investing activities	847	(17)	48
Cash flows from financing activities: [Abstract]
Payments of Debt Issuance Costs	0	0	0
Intercompany dividends	(96)	(100)	(120)
Cash Dividends Paid to Parent Company		0	0
Increase in short-term borrowings	0	0	0
Proceeds from long-term debt	0	0	0
Payments of long-term debt	0	0	0
Proceeds from Contributions from Parent	(895)	(8)
Proceeds from Contributions from Affiliates	0	0	0
Payments of Debt Extinguishment Costs	0		0
Proceeds from Contributed Capital			(48)
Return of capital	48	25
Net Cash Provided by (Used in) Financing Activities	(751)	117	72
Decrease in cash and cash equivalents	0	0	0
Effect of exchange rate changes on cash	0	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	$ 0	$ 0	$ 0